Description of Business and Summary of Significant Accounting Policies - Other income (expense), net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Description of Business and Summary of Significant Accounting Policies
Loss on remeasurement of debt (Note 3)		$ (454)
Loss on remeasurement of legacy preferred stock warrant liability		(1,079)
Loss on extinguishment of debt, net		(247)	$ 5,748	$ (483)
Other, net	$ 83			30
Other, net		(94)	(274)
Other income (expense), net	$ 83	$ (1,874)	1,244	(7,967)
Gain on settlement of accounts payable			$ 796	$ 735